Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

NOTE 8 - GOODWILL AND INTANGIBLE ASSETS

The carrying amount of goodwill has increased $49,756 since December 31, 2017 as a result of the UCB acquisition, discussed in Note 2.  The balance of goodwill was $76,851 at December 31, 2018 and $27,095 at December 31, 2017.

Management performs an evaluation of goodwill for impairment on an annual basis, or more frequently if events or changes in circumstances indicate that the asset might be impaired. Management performed an evaluation of the Company’s goodwill during the fourth quarter of 2018. Based on this test, management concluded that the Company’s goodwill was not impaired at December 31, 2018.

Acquired intangible assets were as follows as of year end.

	2018			2017
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Amortized intangible assets(1):
MSRs	$2,110	$446	$1,664	$1,065	$322	$743
Core deposit intangibles	14,792	7,104	7,688	7,274	6,738	536
Total amortized intangible assets	$16,902	$7,550	$9,352	$8,339	$7,060	$1,279

(1)	Excludes fully amortized intangible assets

Aggregate core deposit intangible amortization expense was $366, $586 and $699 for 2018, 2017 and 2016, respectively.

Aggregate mortgage servicing rights amortization was $126, $72 and $74 for 2018, 2017 and 2016, respectively.

NOTE 8 - GOODWILL AND INTANGIBLE ASSETS (Continued)

Estimated amortization expense for each of the next five years and thereafter is as follows:

	MSRs	Core deposit intangibles	Total
2019	$88	$945	$1,033
2020	88	914	1,002
2021	87	891	978
2022	87	868	955
2023	86	841	927
Thereafter	1,228	3,229	4,457
	$1,664	$7,688	$9,352